[LETTERHEAD OF DECHERT LLP]

June 3, 2010

VIA EDGAR

Filing Room
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549
Attn: James O’Connor, Esq.

Re:	PowerShares Exchange-Traded Fund Trust II
Securities Act File No. 333-138490
Post-Effective Amendment No. 150
Investment Company Act File No. 811-21977
Amendment No. 151

Dear Mr. O’Connor:

On behalf of PowerShares Exchange-Traded Fund Trust II (the “Trust”) and with respect to the PowerShares Intermediate Build America Bond Portfolio (the “Fund”), attached herewith for filing is the above-referenced Post-Effective Amendment No. 150 (the “Amendment”) to the Trust’s Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), on Form N-1A.  This filing is being made pursuant to Rule 485(a)(2) for the purpose of adding the Fund as a series of the Trust.  No fees are required in connection with this filing.

Should you have any questions regarding the Amendment or the foregoing matters, please do not hesitate to contact Stuart M. Strauss at (212) 698-3529.

Very truly yours,

/s/ Stuart M. Strauss
Stuart M. Strauss